Trade and other payables - current (Tables)	18 Months Ended
Oct. 31, 2018
Trade and other payables - current [Abstract]
Trade and Other Payables - Current
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Trade payables		46,096		16,891
Tax and social security		46,525		3,032
Accruals		584,296		150,119
		676,917		170,042